Impairment of assets (Tables)	12 Months Ended
Dec. 31, 2024
Impairment Of Financial Assets [Abstract]
Summary of Impairment of Financial Assets

	2024	2023	2022
Financial assets measured at amortized cost
Credit loss allowance in pesos	272,605,776	266,494,705	219,783,860
Credit loss allowance in foreign currency	6,279,329	34,168,622	196,568

Financial assets measured at fair value through OCI
Value adjustment due to credit losses	11,521,889	(9,727,847)	(5,195,848)
TOTAL	290,406,994	290,935,480	214,784,580